Stock and Stock Option Plans - Summary of Nonvested Share Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Nonvested stock at beginning balance	226,919	107,785	79,336
Number of shares, Granted	110,958	193,188	58,709
Number of shares, Vested	(15,720)	(34,876)	(28,436)
Number of shares, Canceled	(46,491)	(33,251)
Number of shares, Forfeited		(5,927)	(1,824)
Number of shares, Nonvested stock at ending balance	275,666	226,919	107,785
Average grant date fair value, Nonvested stock at beginning balance	$ 29.94	$ 32.24	$ 36.23
Average grant date fair value, Granted	$ 22.29	$ 30.67	$ 27.42
Average grant date fair value, Vested	$ 26.70	$ 35.48	$ 32.91
Average grant date fair value, Canceled	$ 27.79	$ 35.71
Average grant date fair value, Forfeited		$ 30.43	$ 40.54
Average grant date fair value, Nonvested stock at ending balance	$ 27.41	$ 29.94	$ 32.24
Intrinsic value, Nonvested stock at ending balance	$ 5,905